Expense Example {- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund - AMCIZ PRO-12 - Fidelity® Mid Cap Value Fund	Apr. 01, 2021 USD ($)
Fidelity Mid Cap Value Fund-Class A
Expense Example:
1 year	$ 645
3 years	795
5 years	958
10 years	1,429
Fidelity Mid Cap Value Fund-Class M
Expense Example:
1 year	449
3 years	660
5 years	888
10 years	1,543
Fidelity Mid Cap Value Fund-Class C
Expense Example:
1 year	252
3 years	471
5 years	813
10 years	1,779
Fidelity Mid Cap Value Fund - Class I
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	530
Fidelity Mid Cap Value Fund-Class Z
Expense Example:
1 year	30
3 years	93
5 years	163
10 years	$ 368